Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
The table below provides additional information relating to the compensation of our Chief Executive Officer and other Named Executive Officers, respectively, in accordance with Regulation S-K Item 402(v), for each of the years indicated. In determining “compensation actually paid” (“CAP”) to our executives, we are required to make various adjustments to amounts that have previously been reported in the Summary Compensation Table (“SCT”), reflecting the different methods prescribed by the SEC for reporting the compensation of our Named Executive Officers in the Summary Compensation Table above and in the Pay vs. Performance Table below. Compensation amounts shown for our Other NEOs (as defined below) are reported as averages for each of the fiscal years indicated.

	CEO Pay (1)		Other NEO Pay (1)		Value of Initial Fixed $100 Investment Based On: (4)		Other Performance Measures (5)
	Summary Compensation Table Total Compensation (2)	Compensation "Actually Paid" (3)	Average Summary Compensation Table Total Compensation (2)	Average Compensation "Actually Paid" (3)	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (thousands)	Adjusted EBITDA (thousands)
2023	$7,753,037	$9,117,186	$2,021,658	$2,311,595	$142.72	$115.11	$97,403	$289,046
2022	$5,754,808	$7,946,721	$1,436,391	$1,839,659	$117.30	$112.94	$25,941	$232,638
2021	$6,516,179	$7,323,619	$1,731,592	$1,897,064	$75.86	$69.93	$(49,307)	$210,601
2020	$5,251,749	$3,900,173	$1,785,614	$1,293,390	$53.32	$57.92	$(496,751)	$184,287

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Our Chief Executive Officer for each of the fiscal years indicated was Mr. Roderick A. Larson. Our Named Executive Officers in each of the fiscal years indicated included: (i) Ms. Jennifer F. Simons and Messrs. Alan R. Curtis, Martin J. McDonald and Earl F. Childress in 2023; (ii) Messrs. Curtis, McDonald and Childress, as well as Mr. David K. Lawrence, our former Senior Vice President, General Counsel and Secretary and Mr. Eric A. Silva, our former Senior Vice President, Strategic Planning, in 2022; (iii) Messrs. Curtis, Lawrence, Martin and Silva, in 2021; and (iv) Messrs. Curtis, Lawrence and Silva, as well as Mr. Charles W. Davison, Jr., our former Chief Operating Officer, in 2020 (collectively referred to herein as the “Other NEOs”).
(2)     Reflects the amount reported in the “Total” column of the Summary Compensation Table above for the Chief Executive Officer and the average of the amounts reported in the “Total” column of the Summary Compensation Table for the Other NEOs for each of the fiscal years indicated.
	(3) Reflects the CAP to the Chief Executive Officer and the Other NEOs as computed in accordance with Item 402(v) of Regulation S-K and may not reflect the actual amount of compensation earned by or paid to the Chief Executive Officer during the fiscal year indicated.
Peer Group Issuers, Footnote	The PHLX Oil Service Sector Index is the published industry or line-of-business index that we selected for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our Annual Report on Form 10-K for the year ended December 31, 2023. In our Definitive Proxy Statement on Schedule 14A with respect to our 2023 annual meeting of shareholders, this column reported the PHLX Oil Service Sector Index “OSX” value, which does not assume dividend reinvestment. This year, we have updated these values to report the PHLX Oil Service Sector Index “XOSX” value, which does assume dividend reinvestment. This update is not a change in our peer group, but just reflects an update to the way we calculate peer company TSR, in accordance with SEC guidance.
PEO Total Compensation Amount	$ 7,753,037	$ 5,754,808	$ 6,516,179	$ 5,251,749
PEO Actually Paid Compensation Amount	$ 9,117,186	7,946,721	7,323,619	3,900,173
Adjustment To PEO Compensation, Footnote	Such amounts are calculated by deducting the amounts reported in the “Stock Awards” column of the Summary Compensation Table from the “Total” column of the Summary Compensation Table for the Chief Executive Officer, and by deducting the average of the amounts reported in the “Stock Awards” column of the Summary Compensation Table from the average of the amounts reported in the “Total” Column of the Summary Compensation Table for the Other NEOs, in each case, in the fiscal years indicated and making certain adjustments as set forth below. Amounts reported under the “Other Adjustments” heading for 2020-2021 have been revised from those amounts provided in our Definitive Proxy Statement on Schedule 14A with respect to our 2023 annual meeting of stockholders to reflect changes to how we calculate the value of our restricted stock unit awards for Named Executive officers who are retirement eligible in accordance with SEC guidance released in September 2023.

Amounts Deducted from and Added to Total Compensation for the CEO to Determine Compensation “Actually Paid”
Year	Summary Compensation Table Total	Stock Awards as Reported in Summary Compensation Table (A)	Other Adjustments				Total Compensation “Actually Paid” (F)
			Fair Value as of Year End of Awards Granted During Year that Remain Outstanding as of Year End (B)	Year-over-Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding as of Year End (C)	Fair Value as of Vesting Date of Awards Granted During Year that Vest During Year (D)	Year-over-Year Change in Fair Value of Awards Granted in Prior Year that Vest During Year (E)
2023	$7,753,037	$(1,917,631)	$2,062,011	$971,548	$—	$248,221	$9,117,186
2022	$5,754,808	$(1,473,176)	$1,822,196	$1,607,307	$—	$235,586	$7,946,721
2021	$6,516,179	$(1,795,488)	$1,720,930	$642,324	$—	$239,674	$7,323,619
2020	$5,251,749	$(1,104,042)	$857,980	$(1,012,673)	$—	$(92,841)	$3,900,173

Non-PEO NEO Average Total Compensation Amount	$ 2,021,658	1,436,391	1,731,592	1,785,614
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,311,595	1,839,659	1,897,064	1,293,390
Adjustment to Non-PEO NEO Compensation Footnote

Amounts Deducted from and Added to Total Compensation for the Other NEOs to Determine Compensation “Actually Paid”
Year	Summary Compensation Table Total	Stock Awards as Reported in Summary Compensation Table (A)	Other Adjustments				Total Compensation “Actually Paid” (F)
			Fair Value as of Year End of Awards Granted During Year that Remain Outstanding as of Year End (B)	Year-over-Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding as of Year End (C)	Fair Value as of Vesting Date of Awards Granted During Year that Vest During Year (D)	Year-over-Year Change in Fair Value of Awards Granted in Prior Year that Vest During Year (E)
2023	$2,021,658	$(580,961)	$654,833	$179,674	$—	$36,391	$2,311,595
2022	$1,436,391	$(281,491)	$291,548	$353,083	$—	$40,128	$1,839,659
2021	$1,731,592	$(374,016)	$358,485	$135,092	$—	$45,911	$1,897,064
2020	$1,785,614	$(308,527)	$147,667	$(276,498)	$—	$(54,866)	$1,293,390
(A) Reflects either (i) the grant date fair value, with respect to the Chief Executive Officer, or (ii) the average grant date fair value, with respect to the Other NEOs, as reported in the “Stock Awards” column of the Summary Compensation Table.
(B) Reflects either (i) the fair value, with respect to the Chief Executive Officer, or (ii) the average of the fair value, with respect to the Other NEOs, as of the end of the covered fiscal year of any awards granted to the applicable individuals during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year.
(C) Reflects either (i) the amount, with respect to the Chief Executive Officer, or (ii) the average amount, with respect to the Other NEOs, equal to the change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any portion of any awards granted in a prior fiscal year that remained outstanding and unvested as of the end of the covered fiscal year.
(D) Our Chief Executive Officer and the Other NEOs did not receive any awards that were granted and that vested (in whole or a portion thereof) in the same fiscal year.
(E) Reflects either (i) the amount, with respect to the Chief Executive Officer, or (ii) the average amount, with respect to the Other NEOs, equal to the change in fair value as of the vesting date (from the end of the prior fiscal year) of the portion of any awards granted in a prior fiscal year that vested during the covered fiscal year.
(F) None of the awards (in whole or a portion thereof) granted to any of the named executive officers in prior fiscal years were forfeited during any of the covered fiscal years and no dividends or other earnings were paid on stock or other awards during any of the covered fiscal years.
	(4) The values disclosed in the “Total Shareholder Return” column represent the value of an investment of $100 in each of (i) our Common Stock and (ii) the PHLX Oil Service Sector Index as of December 31, 2019, measured over each of the periods ending on December 31, 2020, 2021, 2022 and 2023. It is assumed that dividends, if any, are reinvested.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	Key Performance Measures
The following table contains an unranked list of the most important financial performance measures used by the Company to link executive “compensation actually paid” in 2023, calculated in accordance with the SEC’s regulations, to the Company’s performance in fiscal year 2023, as such measures are defined for purposes of our 2023 cash bonus program and 2023 performance unit awards. The role of each of these performance measures in the compensation of our named executive officers and a description of how each measure is calculated are discussed under “Compensation Discussion and Analysis” above.

Key Performance Measures
Adjusted EBITDA
Free Cash Flow
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 142.72	117.30	75.86	53.32
Peer Group Total Shareholder Return Amount	115.11	112.94	69.93	57.92
Net Income (Loss)	$ 97,403,000	$ 25,941,000	$ (49,307,000)	$ (496,751,000)
Company Selected Measure Amount	289,046,000	232,638,000	210,601,000	184,287,000
PEO Name	Mr. Roderick A. Larson
Additional 402(v) Disclosure	Pay vs. Performance Graphical DisclosureThe following charts illustrate the relationship between CAP over the four-year period ended December 31, 2023, and trends in our Relative Total Shareholder Return, net income and Adjusted EBITDA over the same period. Further, the chart entitled “CAP vs. TSR (OII and OSX)” shows the relationship between our TSR and that of the OSX over the same period, as described in Note (4) to the Pay vs. Performance Table above.
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	Adjusted EBITDA has the meaning defined for purposes of our 2023 cash bonus program and 2023 performance unit awards, which is consolidated net income (loss) before interest, taxes, depreciation and amortization for the year, adjusted to remove the net impact of the following for such year: foreign currency gains and losses; sales of fixed assets and investments resulting in gains or losses; impairments of long-lived assets; write-downs and/or write-offs of assets; corporate restructuring expenses; and other unusual items; in each case, as may be approved by the Committee (see “Compensation Discussion and Analysis — Executive Compensation Components” under the headings “Annual Incentive Awards Paid in Cash” and “Long-Term Incentive Awards”) above.
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | OII Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,917,631)	$ (1,473,176)	$ (1,795,488)	$ (1,104,042)
PEO | Year End Fair Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,062,011	1,822,196	1,720,930	857,980
PEO | Year Over Year Change in Fair Value of Equity Awards Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	971,548	1,607,307	642,324	(1,012,673)
PEO | Vesting Date Fair Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Year Over Year Change in Fair Value of Equity Awards Vesting During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	248,221	235,586	239,674	(92,841)
Non-PEO NEO | OII Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(580,961)	(281,491)	(374,016)	(308,527)
Non-PEO NEO | Year End Fair Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	654,833	291,548	358,485	147,667
Non-PEO NEO | Year Over Year Change in Fair Value of Equity Awards Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	179,674	353,083	135,092	(276,498)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Year Over Year Change in Fair Value of Equity Awards Vesting During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 36,391	$ 40,128	$ 45,911	$ (54,866)